Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate for			Exchange Rate as of
	Recording				December 31,	December 31,
Country or Zone	Currency	2022	2021	2020	2022	2021
Guatemala	Quetzal	2.60	2.62	2.78	2.47	2.67
Costa Rica	Colon	0.03	0.03	0.04	0.03	0.03
Panama	U.S. dollar	20.13	20.28	21.49	19.36	20.58
Colombia	Colombian peso	0.01	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.56	0.58	0.63	0.53	0.58
Argentina	Argentine peso	0.15	0.21	0.31	0.11	0.20
Brazil	Reais	3.90	3.76	4.18	3.71	3.69
Chile	Chilean peso	0.02	0.03	0.03	0.02	0.02
Euro Zone	Euro (€)	21.17	24.00	24.48	20.65	23.25
Peru	Nuevo Sol	5.24	5.22	6.15	5.07	5.15
Ecuador	U.S. dollar	20.13	20.28	21.49	19.36	20.58
United States	U.S. dollar	20.13	20.28	21.49	19.36	20.58
Uruguay	Uruguayan peso	0.49	0.47	0.51	0.48	0.46

(1)Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of December 31, 2022, 2021, and 2020, the operations of the Company are classified as follows:

			Cumulative Inflation -
Country	Cumulative Inflation -	Type of Economy		Type of Economy	Cumulative Inflation -	Type of Economy
Mexico	15.7%	Non-hyperinflationary	13.9%	Non-hyperinflationary	11.2%	Non-hyperinflationary
Guatemala	12.6%	Non-hyperinflationary	11.7%	Non-hyperinflationary	10.9%	Non-hyperinflationary
Costa Rica	11.4%	Non-hyperinflationary	5.8%	Non-hyperinflationary	4.5%	Non-hyperinflationary
Panama	4.7%	Non-hyperinflationary	0.9%	Non-hyperinflationary	(1.5)%	Non-hyperinflationary
Colombia	19.5%	Non-hyperinflationary	11.4%	Non-hyperinflationary	8.8%	Non-hyperinflationary
Nicaragua	19.6%	Non-hyperinflationary	17.1%	Non-hyperinflationary	13.5%	Non-hyperinflationary
Argentina (a)	194.0%	Hyperinflationary	216.1%	Hyperinflationary	209.2%	Hyperinflationary
Brazil	16.4%	Non-hyperinflationary	20.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Euro Zone	14.6%	Non-hyperinflationary	5.8%	Non-hyperinflationary	2.4%	Non-hyperinflationary
Chile	20.9%	Non-hyperinflationary	13.7%	Non-hyperinflationary	8.8%	Non-hyperinflationary
Peru	15.4%	Non-hyperinflationary	10.6%	Non-hyperinflationary	6.2%	Non-hyperinflationary
Ecuador	5.8%	Non-hyperinflationary	22.8%	Non-hyperinflationary	(0.7)%	Non-hyperinflationary
United States	13.8%	Non-hyperinflationary	11.0%	Non-hyperinflationary	3.7%	Non-hyperinflationary
Uruguay	16.9%	Non-hyperinflationary	28.5%	Non-hyperinflationary	28.5%	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Assets
The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	25-50
Machinery and equipment	6-15
Distribution equipment	4-10
Refrigeration equipment	6-7
Returnable bottles	1.5-3
Leasehold improvements	The shorter of the lease term or 21 years
Information technology equipment	3-5
Other equipment	3-15